Accounting policies (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Freehold land or assets classified as held for sale
Disclosure Of Accounting Policies [Line Items]
Property plant and equipment depreciation rates		0.00%
Top of range | Freehold and leasehold property
Disclosure Of Accounting Policies [Line Items]
Property plant and equipment depreciation rates		4.00%
Top of range | Plant and Equipment
Disclosure Of Accounting Policies [Line Items]
Property plant and equipment depreciation rates		25.00%
Bottom of range | Freehold and leasehold property
Disclosure Of Accounting Policies [Line Items]
Property plant and equipment depreciation rates		2.00%
Bottom of range | Plant and Equipment
Disclosure Of Accounting Policies [Line Items]
Property plant and equipment depreciation rates		5.00%
Brand names | Forecast
Disclosure Of Accounting Policies [Line Items]
Increase in amortisation intangible assets other than goodwill	£ 23	£ 1,400
Brand names | Forecast | Camel Snus
Disclosure Of Accounting Policies [Line Items]
Intangible assets, remaining useful lives	20 years
Brand names | Top of range
Disclosure Of Accounting Policies [Line Items]
Intangible assets, remaining useful lives		30 years	20 years
Computer software | Top of range
Disclosure Of Accounting Policies [Line Items]
Intangible assets, remaining useful lives		5 years
Computer software | Bottom of range
Disclosure Of Accounting Policies [Line Items]
Intangible assets, remaining useful lives		3 years
Global Software Solutions | Top of range
Disclosure Of Accounting Policies [Line Items]
Intangible assets, remaining useful lives			15 years	13 years